Operating Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($) $ in Thousands	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Operating Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
2023					$ 140	$ 162	$ 141
2024				$ 161	$ 140	154
2025			$ 153	$ 161		155
2026		$ 153	$ 153			99
2027	$ 97	$ 153
2027	$ 97
Total lease Payment						598	704
Less: Imputed interest						(9)	(14)
Total						$ 589	845	$ 800
Previously Reported [Member]
Operating Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total							$ 690